John Hancock Global Climate Action Fund Expense Example, No Redemption - Class A C R6 [Member] - John Hancock Global Climate Action Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	1,189
Expense Example, No Redemption, 5 Years	2,184
Expense Example, No Redemption, 10 Years	$ 4,539